Trade and other payables (Details) - COP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current
Suppliers		$ 15,034,677	$ 10,470,260
Withholding tax		1,896,128	717,720
Partners' advances		1,164,197	1,060,349
Dividends payable	[1]	392,346	58,668
Insurance and reinsurance		330,363	294,114
Deposits received from third parties		162,338	136,310
Agreements in transport contracts		115,526	33,883
Related parties		67,879	66,598
Hedging operations	[2]	4,311	2,032
Various creditors		769,939	728,297
Total trade and other current payables		19,937,704	13,568,231
Non - current
Suppliers		28,425	8,260
Deposits received from third parties		331	33
Various creditors		28,300	62,314
Total trade and other non-current payables		57,056	70,607
Dividends payable	[1]	392,346	58,668
Interconexion Electrica S.A. E.S.P.
Current
Dividends payable		366,999	53,976
Non - current
Dividends payable		366,999	53,976
Inversiones de Gases de Colombia S.A.
Current
Dividends payable		21,680	978
Non - current
Dividends payable		21,680	978
Ecopetrol S.A.
Current
Dividends payable		3,667	3,714
Non - current
Dividends payable		$ 3,667	$ 3,714

[1]	Corresponds to dividends payable from Interconexión Eléctrica S.A. for $366,999 (2021: $53,976), Inversiones de Gases de Colombia S.A. for $21,680 (2021: $978), and Ecopetrol S.A. for $3,667 (2021: $3,714).
[2]	Corresponds to the balance payable for the liquidation of swap contracts acquired to hedge the price risk of export crude oil.